Other Operating Expenses - Summary of Sales and Marketing Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature [abstract]
Marketing	$ 13,599	$ 7,308
Events	114	102
Media	1,332	1,007
Sales and marketing expense	$ 15,045	$ 8,417